As filed with the Securities and Exchange Commission on May 20, 2011.

1933 Act File No. 33-65572
1940 Act File No. 811-7852

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  X
Pre-Effective Amendment No. ___
Post-Effective Amendment No.  64
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X
Amendment No.  65

USAA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

9800 Fredericksburg Road, San Antonio, TX  78288
(Address of Principal Executive Offices)     (Zip Code)

Registrant’s Telephone Number, including Area Code (210) 498-0226

Christopher P. Laia, Secretary
USAA MUTUAL FUNDS TRUST
9800 Fredericksburg Road
San Antonio, TX  78288-0227
(Name and Address of Agent for Service)

It is proposed that this filing will become effective under Rule 485

_X__ immediately upon filing pursuant to paragraph (b)
___ on (May 1, 2011) pursuant to paragraph (b)
___ 60 days after filing pursuant to paragraph (a)(1)
___ on (date) pursuant to paragraph (a)(1)
___ 75 days after filing pursuant to paragraph (a)(2)
___ on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

_____  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of San Antonio and state of Texas on the 26th day of April, 2011.

USAA MUTUAL FUNDS TRUST

                                                 Daniel S. McNamara
Vice President

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

(Signature)	(Title)	(Date)
/S/ Richard A. Zucker Richard A. Zucker	Chairman of the Board of Trustees	April 26, 2011
/s/ Christopher W. Claus Christopher W. Claus	Vice Chairman of the Board of Trustees and President (Principal Executive Officer)	April 26, 2011
/s/ Roberto Galindo, Jr. Roberto Galindo, Jr.	Treasurer (Principal Financial and Accounting Officer)	April 26, 2011
/s/ Barbara B. Dreeben Barbara B. Dreeben	Trustee	April 26, 2011
/s/ Robert L. Mason Robert L. Mason	Trustee	April 26, 2011
/s/ Barbara B. Ostdiek Barbara B. Ostdiek	Trustee	April 26, 2011
/s/ Michael F. Reimherr Michael F. Reimherr	Trustee	April 26, 2011

EXHIBIT INDEX

101.INSXBRL Instance Document
101.SCHXBRL Taxonomy Extension Schema
101.DEFXBRL Taxonomy Extension Definition Linkbase
101.LABXBRL Taxonomy Extension Label Linkbase
101.PREXBRL Taxonomy Extension Presentation Linkbase